Income Taxes - Components of Income Taxes Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Taxes currently receivable	$ 2,519	$ 1,669
Deferred income taxes payable	(20,685)	(35,174)
Income taxes payable	$ (18,166)	$ (33,505)